RELATED PARTIES - Narrative (Q3) (Details) $ / shares in Units, shares in Thousands		1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 02, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2020 kr / shares
Related Party Transaction [Line Items]
Impairment charge on minority-owned joint venture investments						$ 108,000,000			$ 72,000,000	$ 108,000,000	$ 108,000,000	$ 0	$ 0
Separation costs			$ 13,000,000						13,000,000
Net transfers (to) from UTC				$ 859,000,000	$ (11,014,000,000)	(544,000,000)	$ (445,000,000)	$ (81,000,000)			1,902,000,000	2,641,000,000	1,816,000,000
UTC Net Investment
Related Party Transaction [Line Items]
Net transfers (to) from UTC				$ 859,000,000	(11,014,000,000)	(544,000,000)	$ (445,000,000)	$ (81,000,000)	780,000,000		1,902,000,000	2,641,000,000	1,816,000,000
Net cash contribution from parent	$ 590,000,000
Spinoff
Related Party Transaction [Line Items]
Separation costs			24,000,000						92,000,000
Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related parties			576,000,000			498,000,000			1,400,000,000	1,400,000,000	1,800,000,000	1,900,000,000	1,900,000,000
Related parties amount in cost of sales			70,000,000			96,000,000			213,000,000	274,000,000	368,000,000	355,000,000	378,000,000
Accounts receivable, related parties		$ 213,000,000	213,000,000						213,000,000		137,000,000	101,000,000
Accounts payable, related parties		40,000,000	$ 40,000,000						$ 40,000,000		55,000,000	74,000,000
Impairment charge on minority-owned joint venture investments					$ 71,000,000
Equity Method Investee | Beijer Ref
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction		$ 300,000,000
Subsidiary or equity method investee, cumulative percentage ownership after all transactions		26.00%
Gain (Loss) on Sale of Investments		$ 252,000,000
Equity Method Investee | B Shares | Beijer Ref
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		9,250
Sale of stock, price per share (in kronor per share) | (per share)		$ 32.38	$ 32.38						$ 32.38					kr 290
Subsidiary or equity method investee, percentage of outstanding stock		7.90%
Subsidiary or equity method investee, cumulative percentage ownership after all transactions		30.00%
Equity Method Investee | A Shares | Beijer Ref
Related Party Transaction [Line Items]
Subsidiary or equity method investee, cumulative percentage ownership after all transactions		22.00%
UTC
Related Party Transaction [Line Items]
Revenue from related parties			$ 0			6,000,000			$ 3,000,000	18,000,000	23,000,000	25,000,000	29,000,000
Accounts receivable, related parties											16,000,000,000	15,100,000,000
Accounts payable, related parties											3,300,000,000	2,600,000,000	146,000,000
Related party transaction, selling, general and administrative expenses from transactions with related party			0			62,000,000			43,000,000	178,000,000	245,000,000	277,000,000	240,000,000
Interest income, related party			0			21,000,000			0	70,000,000	91,000,000	110,000,000	85,000,000
Interest expense, related party			0			$ 12,000,000			0	$ 44,000,000	55,000,000	59,000,000	$ 202,000,000
Accounts receivable, related parties, current		$ 0	0						0		6,000,000	12,000,000
Accounts payable, related parties, current		$ 0	$ 0						$ 0		$ 4,000,000	$ 8,000,000